Share Capital Issued - Summary of Share Issuances Occurred Since the Incorporation of the Company (Detail)	12 Months Ended
Dec. 31, 2017 € / shares shares
Disclosure of classes of share capital [line items]
Par value | € / shares	€ 3.48
Class A shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jul. 24, 2007
Description	Company incorporation
# of shares | shares	409,375
Par value | € / shares	€ 0.15
Class A shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 31, 2007
Description	Contribution in kind (upfront fee Mayo Licence)
# of shares | shares	261,732
Par value | € / shares	€ 36.30
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Dec. 23, 2008
Description	Capital increase (Round B)
# of shares | shares	137,150
Par value | € / shares	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Dec. 23, 2008
Description	Contribution in kind (Loan B)
# of shares | shares	67,502
Par value | € / shares	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in cash
# of shares | shares	21,000
Par value | € / shares	€ 22.44
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in kind (Loan C)
# of shares | shares	92,068
Par value | € / shares	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in kind (Loan D)
# of shares | shares	57,095
Par value | € / shares	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in cash
# of shares | shares	73,793
Par value | € / shares	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Exercise of warrants
# of shares | shares	12,300
Par value | € / shares	€ 22.44
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2008
Description	Contribution in kind (Mayo receivable)
# of shares | shares	69,455
Par value | € / shares	€ 44.20
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in cash
# of shares | shares	9,048
Par value | € / shares	€ 44.20
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in kind (Loan E)
# of shares | shares	118,365
Par value | € / shares	€ 3,839.00
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in kind (Loan F)
# of shares | shares	56,936
Par value | € / shares	€ 3,839.00
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in kind (Loan G)
# of shares | shares	654,301
Par value | € / shares	€ 452.00
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in kind (Loan H)
# of shares | shares	75,755
Par value | € / shares	€ 3,071.00
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in cash
# of shares | shares	219,016
Par value | € / shares	€ 3,196.00
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 04, 2013
Description	Conversion of warrants
# of shares | shares	2,409,176
Par value | € / shares	€ 1.00
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 11, 2013
Description	Conversion of Class A and Class B shares in ordinary shares
# of shares | shares	4,744,067
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jul. 05, 2013
Description	Initial Public Offering
# of shares | shares	1,381,500
Par value | € / shares	€ 16.65
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jul. 15, 2013
Description	Exercise of over-allotment option
# of shares | shares	207,225
Par value | € / shares	€ 16.65
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jan. 31, 2014
Description	Exercise of warrants issued in September 2008
# of shares | shares	5,966
Par value | € / shares	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jan. 31, 2014
Description	Exercise of warrants issued in May 2010
# of shares | shares	333
Par value | € / shares	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jan. 31, 2014
Description	Exercise of warrants issued in January 2013
# of shares | shares	120,000
Par value | € / shares	€ 4.52
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Apr. 30, 2014
Description	Exercise of warrants issued in September 2008
# of shares | shares	2,366
Par value | € / shares	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 16, 2014
Description	Capital increase
# of shares | shares	284,090
Par value | € / shares	€ 44.00
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 30, 2014
Description	Capital increase
# of shares | shares	284,090
Par value | € / shares	€ 44.00
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 04, 2014
Description	Exercise of warrants issued in September 2008
# of shares | shares	5,000
Par value | € / shares	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 04, 2014
Description	Exercise of warrants issued in October 2010
# of shares | shares	750
Par value | € / shares	€ 35.36
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Nov. 03, 2014
Description	Exercise of warrants issued in September 2008
# of shares | shares	5,000
Par value | € / shares	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jan. 21, 2015
Description	Contribution in kind (Celdara Medical LLC)
# of shares | shares	93,087
Par value | € / shares	€ 37.08
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Feb. 07, 2015
Description	Exercice of warrant issued in May 2010
# of shares | shares	333
Par value | € / shares	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Mar. 03, 2015
Description	Capital increase
# of shares | shares	713,380
Par value | € / shares	€ 44.50
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 11, 2015
Description	Exercice of warrant issued in May 2010
# of shares | shares	500
Par value | € / shares	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 24, 2015
Description	Capital increase
# of shares | shares	1,460,000
Par value | € / shares	€ 60.25
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 04, 2015
Description	Exercice of warrant issued in May 2010
# of shares | shares	666
Par value | € / shares	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 04, 2015
Description	Exercice of warrant issued in October 2010
# of shares | shares	5,250
Par value | € / shares	€ 35.36
Ordinary shares twenty [member]
Disclosure of classes of share capital [line items]
Transaction date	Feb. 01, 2017
Description	Exercice of warrant issued in May 2013
# of shares | shares	207,250
Par value | € / shares	€ 2.64
Ordinary shares twenty one [member]
Disclosure of classes of share capital [line items]
Transaction date	May 02, 2017
Description	Exercice of warrant issued in May 2013
# of shares | shares	4,900
Par value | € / shares	€ 2.64
Ordinary shares twenty two [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 01, 2017
Description	Exercice of warrant issued in May 2013
# of shares | shares	7,950
Par value | € / shares	€ 2.64
Ordinary shares twenty three [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 23, 2017
Description	Contribution in kind (Celdara Medical LLC)
# of shares | shares	328,275
Par value | € / shares	€ 32.35
Ordinary shares twenty four [member]
Disclosure of classes of share capital [line items]
Transaction date	Nov. 09, 2017
Description	Exercice of warrant issued in May 2013
# of shares | shares	5,000
Par value | € / shares	€ 2.64
Ordinary shares twenty five [member]
Disclosure of classes of share capital [line items]
Transaction date	Nov. 09, 2017
Description	Exercice of warrant issued in October 2010
# of shares | shares	866
Par value | € / shares	€ 35.36